FINANCIAL INSTRUMENTS (Carrying amounts and fair values) (Details) - USD ($) $ in Thousands	Dec. 30, 2018	Dec. 31, 2017
Disclosure Of Financial Assets And Liabilities [Line Items]
Financing arrangements	$ 33,000	$ 0
Financial liabilities at amortised cost | Accounts payable and accrued liabilities (1)
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial liabilities, carrying value	332,543	255,832
Financial liabilities, fair value	255,832	231,927
Financial liabilities at amortised cost | Long-term debt | Effective interest rate
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial liabilities, carrying value	469,000	430,000
Financial liabilities, fair value	430,000	400,000
Financial liabilities at amortised cost | Long-term debt | Fixed interest rate
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial liabilities, carrying value	200,000	200,000
Financial liabilities, fair value	189,500	197,600
Derivative financial liabilities included in accounts payable and accrued liabilities
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial liabilities, carrying value	14,442	2,644
Financial liabilities, fair value	2,644	1,515
Derivative financial instruments included in accounts payable and accrued liabilities - total return swap
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial liabilities, fair value	0	620
Financial assets at amortised cost | Cash and cash equivalents
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets	46,657	52,795
Financial assets, fair value	52,795	38,197
Financial assets at amortised cost | Trade accounts receivable
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets	317,159	243,365
Financial assets, fair value	243,365	277,733
Financial assets at amortised cost | Financial assets included in prepaid expenses, deposits and other current assets
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets	39,789	28,711
Financial assets, fair value	28,711	22,722
Financial assets at amortised cost | Long-term non-trade receivables included in other non-current assets
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets	2,771	2,781
Financial assets, fair value	2,781	476
Derivative financial assets included in prepaid expenses, deposits and other current assets
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets	17,792	16,920
Financial assets, fair value	15,688	32,572
Derivative financial instruments included in prepaid expenses, deposits and other current assets - total return swap
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets, fair value	$ 1,232	$ 0